CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Fixed maturities available for sale, at fair value	$ 29,652	$ 29,057
Mortgage loans on real estate	4,027	3,571
Equity real estate, held for the production of income	95	140
Policy loans	3,568	3,581
Other equity investments	1,852	1,618
Trading securities	536	506
Other invested assets	1,372	1,413
Total investments	41,102	39,886
Cash and cash equivalents	2,125	2,155
Cash and securities segregated, at fair value	1,015	1,110
Broker-dealer related receivables	1,310	1,389
Deferred policy acquisition costs	8,253	8,383
Goodwill and other intangible assets, net	3,700	3,702
Amounts due from reinsurers	3,240	3,252
Loans to affiliates	1,043	1,045
Other assets	9,799	10,220
Separate Accounts assets	94,940	92,014
Total Assets	166,527	163,156
LIABILITIES
Policyholders account balances	25,146	24,654
Future policy benefits and other policyholders liabilities	19,022	18,965
Broker-dealer related payables	397	369
Amounts due to reinsurers	65	75
Customers related payables	1,420	1,770
Short-term and long-term debt	530	425
Loans from affiliates	1,325	1,325
Income taxes payable	4,406	4,315
Other liabilities	3,300	3,075
Separate Accounts liabilities	94,940	92,014
Total liabilities	150,551	146,987
Commitments and contingent liabilities (Note 10)	0	0
AXA Equitable, Inc. equity:
Common stock, $1.25 par value; 2 million shares authorized, issued and outstanding	2	2
Capital in excess of par value	5,612	5,593
Retained earnings	7,841	8,085
Accumulated other comprehensive income (loss)	(501)	(629)
Total AXA Equitable, Inc. equity	12,954	13,051
Noncontrolling interest	3,022	3,118
Total equity	15,976	16,169
Total Liabilities and Equity	$ 166,527	$ 163,156